Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Abstract
NET INCOME FOR THE YEAR	$ 1,445,801	$ 1,056,317	$ 401,630
ITEMS THAT WILL NOT BE RECLASSIFIED IN PROFIT OR LOSS
Re-measurement of the liability (asset) for net defined benefits and actuarial results for other employee benefit plans	(130)	523	(90)
Fair value changes of equity instruments designated as at fair value through other comprehensive income	179	(1,196)	(862)
COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAX	49	(673)	(952)
Income tax on other comprehensive income that will not be reclassified to profit or loss	(12)	196	257
TOTAL COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	37	(477)	(695)
ITEMS THAT CAN BE RECLASSIFIED TO PROFIT OR LOSS
Fair value changes of financial assets at fair value through other comprehensive income	48,076	(51,717)	(7,675)
Cash flow hedges	(215,476)	182,376	10,358
Participation in other comprehensive income of entities registered under the equity method	(169)	2	(4)
COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAXES	(167,569)	130,661	2,679
Income tax on other comprehensive income that can be reclassified in profit or loss	58,977	(45,393)	(725)
TOTAL OTHER COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	(108,592)	85,268	1,954
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR	(108,555)	84,791	1,259
CONSOLIDATED COMPREHENSIVE INCOME FOR THE YEAR	1,337,246	1,141,108	402,889
Attributable to:
Shareholders of the Bank	1,337,244	1,141,107	402,888
Non-controlling interests	$ 2	$ 1	$ 1